Mandatory convertible debentures, Mandatory Convertible Debentures (Q2) (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 12, 2024	Oct. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024
Component of Mandatory Convertible Debentures [Abstract]
Conversion of debentures			$ 907,392	$ 0	$ 899,015	$ 0
Mandatory Convertible Debentures [Member] | Devvio Inc. [Member]
Component of Mandatory Convertible Debentures [Abstract]
Beginning balance					127,500	$ 0	$ 0
Issued	$ 100,000						100,000
Change in fair value of mandatory convertible debentures					(70,500)		27,500
Conversion of debentures		$ (57,000)			(57,000)
Ending balance			$ 0		$ 0		$ 127,500